UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Latin America Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares            Value ($)
                                                                                        ------------------------------------


Equity Securities 97.1%
Argentina 3.0%
Banco Macro Bansud SA "B"                                                                       829,530           1,214,759
BI SA "A" (New)* (b)                                                                          3,231,425           1,332,662
Loma Negra SA* (b)                                                                              448,653             887,506
Nortel Inversora SA "A" (ADR) (Preferred)*                                                       33,663             271,997
Quimica Estrella SA "B"*                                                                        222,160              64,833
Telecom Argentina SA "B"*                                                                       466,175           1,173,075
Tenaris SA (ADR)                                                                                111,500          10,466,505
                                                                                                               ------------
(Cost $15,331,303)                                                                                               15,411,337

Brazil 48.7%
Aracruz Celulose SA "B" (ADR)                                                                    71,000           2,641,910
Banco Bradesco SA (ADR) (Preferred)                                                             449,800          15,662,036
Banco Itau Holding Financeira SA (ADR)                                                           17,700           1,663,092
Banco Itau Holding Financeira SA (Preferred)                                                     98,688          18,665,669
Brasil Telecom Participacoes SA                                                             357,749,900           3,930,823
Brasil Telecom SA (Preferred)                                                                18,130,898              68,433
Braskem SA "A" (Preferred)                                                                           52                 497
Caemi Mineracao e Metalurgica SA (Preferred)                                                  1,991,800           2,146,750
Companhia de Concessoes Rodoviarias                                                             108,400           2,436,670
Companhia Energetica de Minas Gerais SA (Preferred)                                          79,100,000           2,569,547
Companhia Siderurgica Nacional SA (ADR)                                                         300,100           5,605,868
Companhia Vale do Rio Doce "A" (ADR) (Preferred)                                              1,318,200          36,711,870
Companhia Vale do Rio Doce (ADR)                                                                993,300          32,341,848
Companhia Vale do Rio Doce SA*                                                                1,170,800              23,912
CPFL Energia SA (ADR)*                                                                          127,900           3,443,068
Diagnosticos da America SA*                                                                     182,100           2,291,046
Gerdau SA (Preferred)                                                                           137,900           1,440,013
Natura Cosmeticos SA                                                                             84,300           2,828,266
Perdigao SA (Preferred)                                                                         103,600           2,430,440
Petroleo Brasileiro SA (Preferred)                                                              930,947          42,547,538
Petroleo Brasileiro SA (ADR) (Preferred)                                                        528,200          24,149,304
Petroleo Brasileiro SA (ADR)                                                                    162,000           8,516,340
Sadia SA (Preferred)                                                                            730,300           1,457,844
Tele Norte Leste Participacoes SA (ADR) (Preferred)                                           1,292,600          20,255,042
Unibanco - Uniao de Bancos Brasileiros SA (GDR)                                                 151,900           5,588,401
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)                                          317,600           5,696,688
Votorantim Celulose e Papel SA (ADR)                                                            136,425           1,643,921
                                                                                                               ------------
(Cost $134,885,592)                                                                                             246,756,836

Chile 7.7%
Banco Santander Chile SA (ADR)                                                                  162,900           5,585,841
Cencosud SA                                                                                   3,213,600           6,166,212
Compania de Telecomunicaciones de Chile SA (ADR)                                                287,300           3,203,395
Empresa Nacional de Electricidad SA (ADR)                                                       367,000           9,542,000
Enersis SA (ADR)                                                                                931,900           9,747,674
Lan Airlines SA (ADR)                                                                            38,500           1,397,550
Sociedad Quimica y Minera de Chile SA (ADR)                                                      28,700           3,501,400
                                                                                                               ------------
(Cost $30,621,314)                                                                                               39,144,072

Mexico 36.7%
Alfa SA "A"                                                                                     390,300           2,359,628
America Movil SA de CV "L" (ADR)                                                              2,845,800          63,347,508
Cemex SA de CV (ADR)                                                                            525,552          24,785,032
Corporacion GEO SA de CV "B"*                                                                 2,415,700           6,686,720
Desarrolladora Homex SA de CV (ADR)*                                                             89,900           2,774,314
Fomento Economico Mexicano SA de CV (ADR)                                                       131,860           8,570,900
Grupo Aeroportuario del Sureste SA de CV (ADR)                                                  139,800           4,803,528
Grupo Bimbo SA de CV "A"                                                                        337,900           1,122,507
Grupo Financiero Inbursa SA de CV "O"                                                         1,374,300           3,086,857
Grupo Televisa SA (ADR)                                                                         428,600          28,274,742
Telefonos de Mexico SA de CV "L" (ADR)                                                          989,900          19,075,373
Urbi, Desarrollo Urbanos, SA de CV*                                                             659,000           4,110,976
Wal-Mart de Mexico SA de CV "V"                                                               3,809,540          17,045,139
                                                                                                               ------------
(Cost $91,194,951)                                                                                              186,043,224

Peru 1.0%
Compania de Minas Buenaventura SA (ADR)                                                         212,200           4,993,066
(Cost $2,885,608)                                                                                              ------------


Total Equity Securities (Cost $274,918,768)                                                                     492,348,535
                                                                                                               ------------
Cash Equivalents 1.9%
United States
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $9,756,005)                                                                             9,756,005           9,756,005
                                                                                                               ------------

                                                                                                   % of
                                                                                                Net Assets       Value ($)
                                                                                                ----------       ---------

Total Investment Portfolio  (Cost $284,674,773)                                                    99.0         502,104,540
Other Assets and Liabilities, Net                                                                   1.0           5,042,608
                                                                                                               ------------
Net Assets                                                                                        100.0         507,147,148
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) The Fund may purchase securities that are subject to legal or contractual restriction on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Schedule of Restricted Securities
------------------------------------------------------------------------------------------------------
                                  Acquisition       Acquisition                         Value as %
Securities                           Dates            Cost ($)           Value ($)     of Net Assets
------------------------------------------------------------------------------------------------------
BI SA "A" (New)                   10/22/1993            3,360,564       1,332,662                0.26
Loma Negra SA                8/23/1999-11/17/2001       4,816,805         887,506                0.17
------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      0.43
------------------------------------------------------------------------------------------------------

ADR:  American Depositary Receipts.

GDR:  Global Depositary Receipts.

At July 31, 2005, the Scudder Latin America Fund had the following sector diversification:

                                                             As a % of
Sector                                     Value ($)     Equity Securities
------------------------------------------------------------------------
Materials                               122,485,114                24.9
Telecommunication Services              111,325,645                22.6
Energy                                   85,679,687                17.4
Financials                               56,910,294                11.6
Consumer Discretionary                   51,486,093                10.5
Utilities                                25,302,290                 5.1
Industrials                              20,458,410                 4.2
Consumer Staples                         16,409,956                 3.3
Health Care                               2,291,046                 0.5
------------------------------------------------------------------------
Total Equity Securities                 492,348,535               100.0

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Latin America Fund, a series of
                                    Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Latin America Fund, a series of
                                    Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005